Document and Entity Information	12 Months Ended
Jan. 29, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	TIMOTHY PLAN
Central Index Key	0000916490
Amendment Flag	false
Document Creation Date	Jul 16, 2013
Document Effective Date	Jul 16, 2013
Prospectus Date	Jan 29, 2013

SUPPLEMENT
DATED JULY 16, 2013
TO

STATUTORY PROSPECTUS
dated January 29, 2013

TIMOTHY PLAN FAMILY OF FUNDS

The Statutory Prospectus of the Timothy Plan Family of Funds, dated January 29, 2013, is amended as follows:

BEGINNING ON PAGE 40 OF THE PROSPECTUS, RELATING TO THE EMERGING MARKETS FUND, THE SECTIONS ENTITLED “PRINCIPAL INVESTMENT STRATEGIES” AND “PRINCIPAL RISKS” ARE DELETED IN THEIR ENTIRETIES AND REPLACED WITH THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES

•
This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in equity securities of companies that are either located in emerging markets or that have at least more than 50% of their assets or revenue derived from emerging markets. These companies may have market capitalizations of any size. Equity securities include common and preferred stocks, American Depository receipts (ADRs), warrants and rights. Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Investment Manager considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Investment Manager, is generally considered to be an emerging market country by the international financial community.

•
The Fund uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Investment Manager assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings power, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Investment Manager’s estimates of their share of the company’s intrinsic business value, the Investment Manager seeks to establish an opportunity for long-term capital appreciation. The Investment Manager may sell a security when its price reaches a target set by the Investment Manager, if the Investment Manager believes that other investments are more attractive, or for other reasons.

•
The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk | As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk | This Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.
Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

4.
Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.
Currency Risk | Because the securities being purchased by this Fund are frequently foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.
Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.
Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

9.
Value Risk | This Fund invests in companies after assessing their value potential. Securities of value companies may be more volatile than other stocks. If the Investment Manager’s perception of a company’s value potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as whole and other types of securities.

Who Should Buy This Fund

This Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Supplement [Text Block]	tp_SupplementTextBlock
SUPPLEMENT
DATED JULY 16, 2013
TO

STATUTORY PROSPECTUS
dated January 29, 2013

TIMOTHY PLAN FAMILY OF FUNDS

The Statutory Prospectus of the Timothy Plan Family of Funds, dated January 29, 2013, is amended as follows:

BEGINNING ON PAGE 40 OF THE PROSPECTUS, RELATING TO THE EMERGING MARKETS FUND, THE SECTIONS ENTITLED “PRINCIPAL INVESTMENT STRATEGIES” AND “PRINCIPAL RISKS” ARE DELETED IN THEIR ENTIRETIES AND REPLACED WITH THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES

•
This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in equity securities of companies that are either located in emerging markets or that have at least more than 50% of their assets or revenue derived from emerging markets. These companies may have market capitalizations of any size. Equity securities include common and preferred stocks, American Depository receipts (ADRs), warrants and rights. Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Investment Manager considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Investment Manager, is generally considered to be an emerging market country by the international financial community.

•
The Fund uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Investment Manager assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings power, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Investment Manager’s estimates of their share of the company’s intrinsic business value, the Investment Manager seeks to establish an opportunity for long-term capital appreciation. The Investment Manager may sell a security when its price reaches a target set by the Investment Manager, if the Investment Manager believes that other investments are more attractive, or for other reasons.

•
The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk | As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk | This Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.
Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

4.
Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.
Currency Risk | Because the securities being purchased by this Fund are frequently foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.
Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.
Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

9.
Value Risk | This Fund invests in companies after assessing their value potential. Securities of value companies may be more volatile than other stocks. If the Investment Manager’s perception of a company’s value potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as whole and other types of securities.

Who Should Buy This Fund

This Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

Timothy Plan Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tp_SupplementTextBlock
SUPPLEMENT
DATED JULY 16, 2013
TO

STATUTORY PROSPECTUS
dated January 29, 2013

TIMOTHY PLAN FAMILY OF FUNDS

The Statutory Prospectus of the Timothy Plan Family of Funds, dated January 29, 2013, is amended as follows:

BEGINNING ON PAGE 40 OF THE PROSPECTUS, RELATING TO THE EMERGING MARKETS FUND, THE SECTIONS ENTITLED “PRINCIPAL INVESTMENT STRATEGIES” AND “PRINCIPAL RISKS” ARE DELETED IN THEIR ENTIRETIES AND REPLACED WITH THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES

•
This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in equity securities of companies that are either located in emerging markets or that have at least more than 50% of their assets or revenue derived from emerging markets. These companies may have market capitalizations of any size. Equity securities include common and preferred stocks, American Depository receipts (ADRs), warrants and rights. Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Investment Manager considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Investment Manager, is generally considered to be an emerging market country by the international financial community.

•
The Fund uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Investment Manager assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings power, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Investment Manager’s estimates of their share of the company’s intrinsic business value, the Investment Manager seeks to establish an opportunity for long-term capital appreciation. The Investment Manager may sell a security when its price reaches a target set by the Investment Manager, if the Investment Manager believes that other investments are more attractive, or for other reasons.

•
The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.
General Risk | As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk | This Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.
Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

4.
Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.
Currency Risk | Because the securities being purchased by this Fund are frequently foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.
Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.
Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

9.
Value Risk | This Fund invests in companies after assessing their value potential. Securities of value companies may be more volatile than other stocks. If the Investment Manager’s perception of a company’s value potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as whole and other types of securities.

Who Should Buy This Fund

This Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•
This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in equity securities of companies that are either located in emerging markets or that have at least more than 50% of their assets or revenue derived from emerging markets. These companies may have market capitalizations of any size. Equity securities include common and preferred stocks, American Depository receipts (ADRs), warrants and rights. Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Investment Manager considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Investment Manager, is generally considered to be an emerging market country by the international financial community.

•
The Fund uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Investment Manager assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings power, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Investment Manager’s estimates of their share of the company’s intrinsic business value, the Investment Manager seeks to establish an opportunity for long-term capital appreciation. The Investment Manager may sell a security when its price reaches a target set by the Investment Manager, if the Investment Manager believes that other investments are more attractive, or for other reasons.

•
The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
1.
General Risk | As with most other mutual funds, you can lose money by investing in this Fund.  Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk | This Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.
Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

4.
Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.
Currency Risk | Because the securities being purchased by this Fund are frequently foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.
Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.
Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

9.
Value Risk | This Fund invests in companies after assessing their value potential. Securities of value companies may be more volatile than other stocks. If the Investment Manager’s perception of a company’s value potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as whole and other types of securities.

Who Should Buy This Fund

This Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 16, 2013